Note 7 - Short Term Debt and Short Term Debt - Related Party	12 Months Ended
Dec. 31, 2015
Notes
Note 7 - Short Term Debt and Short Term Debt - Related Party

NOTE 7 – Short Term Debt and Short Term Debt - Related Party

Short Term Debt

September 2015 Notes:

On September 30, 2015 ("Issuance Date"), subject to securities purchase agreements we issued two subordinated promissory notes (the “September 2015 Notes”) to two lenders (the “September 2015 Lenders”) in the aggregate amount of $250,000 (the "Original Principal"). The September 2015 Notes bear interest at 8% per annum and this amount fully accrued upon execution of the loans and added $20,000 to the balance due at Issuance Date. The principal and interest is due and payable in full on September 30, 2016 (“Maturity Date”) with monthly prepayments of 3% of the Original Principal on the fourth through sixth monthly anniversaries of the Issuance Date and monthly prepayments or 10% of the Original Principal on the seventh through eleventh monthly anniversaries of the Issuance Date. The September 2015 Notes included an aggregate $25,000 original issuance discount ("OID") which resulted in net proceeds of $225,000. The Company has the right to prepay the September 2015 Notes, pursuant to the terms thereof, at any time, provided it pays the then outstanding balance and accrued interest. The September 2015 Notes provide for customary events of default such as failing to timely make payments and the occurrence of certain fundamental defaults, as described in the September 2015 Notes. The interest rate shall be 18% upon the occurrence of an event of default and repayment of the note at an amount equal to 120% of the outstanding principal and interest due. The September 2015 Notes are not secured and are subordinated to senior notes issued by the Company. As an inducement for the loans, the Company granted the September 2015 Lenders five-year warrants to purchase an aggregate of 3,125,000 shares of our common stock at an exercise price of $0.08 per share valued using a Black-Scholes model at $167,788. The warrants include cashless exercise rights. At December 31, 2015, the balance on the September 2015 Notes was $125,672, including accrued interest of $20,000 and net of unamortized discounts totaling $125,612 related to the inducement warrants and an unamortized OID of $18,716. During the year ended December 31, 2015, $42,176 of the warrants discount was recorded as an amortization expense and $6,284 of the OIDs were recorded as interest expense. Subsequent to the year ended December 3, 2015, the Company has made timely payment of the payments due on the fourth to sixth monthly anniversaries of Issuance Date.

December 2015 Note:

On December 30, 2015 ("Issuance Date"), subject to a securities purchase agreement we issued a subordinated promissory note (the “December 2015 Note”) to one lender (the “December 2015 Lender”) in the aggregate amount of $110,000 (the "Original Principal"). The December 2015 Note bear interest at 8% per annum and this amount fully accrued upon execution of the loan and added $8,800 to the balance due at Issuance Date. The principal and interest is due and payable in full on December 3, 2016 (“Maturity Date”) and has a re-payment schedule which requires payments of $39,600 respectively on sixth, ninth and twelfth month anniversary dates of Issuance Date. The December 2015 Notes included an aggregate $10,000 original issuance discount ("OID") which resulted in net proceeds of $100,000. The Company has the right to prepay the December 2015 Note, pursuant to the terms thereof, at any time, provided it pays the then outstanding balance and accrued interest. The December 2015 Note provides for customary events of default such as failing to timely make payments and the occurrence of certain fundamental defaults, as described in the December 2015 Note. If there should be occurrence of an event of default, repayment of the note will be due at an amount equal to 120% of the outstanding principal and interest due.  The Note is not secured and is subordinated to senior notes issued by the Company and ranks equally with other debt issued by the Company. As an inducement for the loan, the Company issued the December 2015 Lender 500,000 restricted common shares valued at $30,050. At December 31, 2015, the balance on the December 2015 Note was $109,565, including accrued interest of $8,800 and net of unamortized OID of $9,235. During the year ended December 31, 2015, $764 of the OID was recorded as interest expense.

Short Term Debt - Related Party

Interim Note:

On June 5, 2015 (the “Issuance Date”), the Company issued a $500,000 note (the “Interim Note”) to a corporation affiliated with a director of the Company. This Note was classified as related party debt and had a maturity date of December 5, 2015. The Interim Note required two payments of $250,000 on the three and six month anniversaries of Issuance, allowed for re-payment at any time without penalty, and  accrued interest at 12% per annum. 1,700,000 restricted common shares of the Company were issued to the lender as an inducement fee. As security for the Interim Note, the Company’s Chief Executive Officer pledged 3,333,333 shares of the Company (the "Pledge"), which he owns, as security for the Interim Note (the "Pledge Shares"). If the Company had defaulted on the Interim Note, the portion of the Pledge Shares equivalent to the amount due would have been released to re-pay the loan. The Company made early re-payments of $50,000 on June 23, 2015 and $211,556 on August 19, 2015 as full settlement of the first installment of Interim Note, including $11,556 of accrued interest then due; and on November 24, 2015 made early repayment of the second installment totaling $253,534, including $3,534 of accrued interest then due; and on that date the Pledge was dissolved. At December 31, 2015, the balance due on the Interim Note was $nil.